Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

($ millions)	2021	2020	2019
Surgical
Implantables	1,522	1,126	1,210
Consumables	2,388	1,952	2,304
Equipment/other	793	632	660
Total Surgical net sales to third parties	4,703	3,710	4,174
Vision Care
Contact lenses	2,139	1,838	1,969
Ocular health	1,380	1,215	1,219
Total Vision Care net sales to third parties	3,519	3,053	3,188
Total net sales to third parties	8,222	6,763	7,362
Vision Care other revenues	69	70	146
Total net sales and other revenues	8,291	6,833	7,508
Segment contribution and reconciliation to income/(loss) before taxes

($ millions)	2021	2020	2019
Segment contribution:
Surgical	1,184	672	957
Vision Care	604	419	580
Total segment contribution	1,788	1,091	1,537
Not allocated to segments:
Amortization of intangible assets	(590)	(1,078)	(1,084)
Impairment charges on intangible assets	(225)	(167)	—
General & administration (corporate)	(251)	(232)	(216)
Separation costs	(36)	(217)	(237)
Spin readiness costs	—	—	(72)
Transformation costs	(68)	(49)	(52)
Fair value adjustments of contingent consideration liabilities	42	63	75
Past service costs for post-employment benefit plan amendments	18	154	(2)
Other	(98)	(47)	(136)
Operating income/(loss)	580	(482)	(187)
Interest expense	(120)	(124)	(113)
Other financial income & expense	(42)	(29)	(32)
Income/(loss) before taxes	418	(635)	(332)
Included in segment contribution are:

($ millions)	2021	2020	2019
Depreciation of property, plant & equipment:
Surgical	(129)	(122)	(112)
Vision Care	(194)	(171)	(155)
Total depreciation of property, plant & equipment	(323)	(293)	(267)

Depreciation of right-of-use assets:
Surgical	(50)	(47)	(42)
Vision Care	(31)	(32)	(24)
Total depreciation of right-of-use assets	(81)	(79)	(66)

Impairment charges on property, plant & equipment, net:
Surgical	—	(6)	(3)
Vision Care	—	—	(5)
Total impairment charges on property, plant & equipment, net	—	(6)	(8)

Equity-based compensation:
Surgical	(74)	(55)	(55)
Vision Care	(60)	(45)	(44)
Not allocated to segments	(17)	(13)	(15)
Total equity-based compensation	(151)	(113)	(114)

Disclosure of geographical areas
The following table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2021, 2020 and 2019, and for selected non-current assets at December 31, 2021 and 2020:

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2021		2020		2019		2021		2020

Country
United States	3,651	44%	2,975	44%	3,055	41%	10,200	47%	10,309	47%
International	4,571	56%	3,788	56%	4,307	59%	11,553	53%	11,476	53%
thereof:
Switzerland (country of domicile)	60	1%	55	1%	56	1%	9,762	45%	9,737	45%
Japan	621	8%	650	10%	656	9%	46	—%	63	—%
China	486	6%	383	6%	377	5%	16	—%	16	—%
Other	3,404	41%	2,700	40%	3,218	44%	1,729	8%	1,660	8%
Company total	8,222	100%	6,763	100%	7,362	100%	21,753	100%	21,785	100%
(1)International percentages may not sum due to rounding.
(2)Net sales from operations by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.